Income Tax Expense (Details) - Schedule of unrecognised deferred tax assets - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets have not been recognised in respect of the following items:
Temporary differences	$ 453,404	$ 208,691
Tax losses	12,532,777	8,145,506
Unrecognised deferred tax assets	$ 12,986,182	$ 8,354,197